NON-CASH TRANSACTIONS	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Supplemental Cash Flow Elements [Abstract]
NON-CASH TRANSACTIONS
9.	NON-CASH TRANSACTIONS:

Investing and financing activities that affect recognized assets or liabilities but that do not result in cash receipts or cash payments are excluded from the consolidated statements of cash flows. During the six months ended October 31, 2014, the following transactions were excluded from the condensed consolidated statement of cash flows:

a)	The issuance by the Company of 741,233 common shares at the fair value of $152,701 as payment of interest on the Promissory Notes;

b)	The commitment to issue of 329,446 common shares at the fair value of $72,000 and 329,446 warrants at the fair value of $44,601 pursuant to the Promissory Notes (Note 4).

During the six months ended October 31, 2013, the following transaction was excluded from the condensed consolidated statement of cash flows:

a)	The issuance by the Company of 2,277,341 common shares at the fair value of $365,353 pursuant to the settlement of loans.

NON-CASH TRANSACTIONS:

Investing and financing activities that affect recognized assets or liabilities but that do not result in cash receipts or cash payments are excluded from the consolidated statements of cash flows. During the year ended April 30, 2014, the following transactions were excluded from the consolidated statement of cash flows:

a)	The issuance by the Company of 1,001,112 common shares at the fair value of $266,743 as payment of interest on the Promissory Notes;

b)	The issuance by the Company of 1,339,262 common shares at the fair value of $184,540 pursuant to the Promissory Notes; and,

c)	The issuance by the Company of 2,277,341 common shares at the fair value of $365,353 pursuant to the settlement of Loans.

During the year ended April 30, 2013, the following transactions were excluded from the consolidated statement of cash flows:

a)	The issuance by the Company of 617,736 common shares at the fair value of $92,548 as payment of interest on the Convertible Loans;

b)	The issuance by the Company of 1,300,000 common shares at the fair value of $176,676 pursuant to a mineral property agreement;

c)	The issuance by the Company of 3,710,365 common shares at the fair value of $362,762 pursuant to the settlement of Demand Loans;

d)	The issuance by the Company of 1,188,314 common shares at the fair value of $93,221 pursuant to the settlement of accounts payable and accrued liabilities; and,

e)	The Company issued 800,000 common shares at a fair value of $146,952 pursuant to the terms of the Promissory Notes.